Risk information - Credit exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	kr 341,277	kr 359,484
Committed undisbursed loans	81,624	56,887
AAA
Disclosure of credit risk exposure [line items]
Financial assets	144,369	160,578
Committed undisbursed loans	76,607	49,762
AA+ to A-
Disclosure of credit risk exposure [line items]
Financial assets	80,079	85,056
Committed undisbursed loans	678	675
BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Financial assets	79,903	75,529
Committed undisbursed loans	1,664	3,236
BB+ to B-
Disclosure of credit risk exposure [line items]
Financial assets	34,445	37,402
Committed undisbursed loans	2,264	3,214
CCC to D
Disclosure of credit risk exposure [line items]
Financial assets	2,481	919
Committed undisbursed loans	410
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Financial assets	7,259	5,219
Cash and cash equivalents | AAA
Disclosure of credit risk exposure [line items]
Financial assets	1,000	1,000
Cash and cash equivalents | AA+ to A-
Disclosure of credit risk exposure [line items]
Financial assets	6,258	4,217
Cash and cash equivalents | BB+ to B-
Disclosure of credit risk exposure [line items]
Financial assets	1	2
Treasuries/government bonds
Disclosure of credit risk exposure [line items]
Financial assets	13,419	4,150
Treasuries/government bonds | AAA
Disclosure of credit risk exposure [line items]
Financial assets	11,585	1,650
Treasuries/government bonds | AA+ to A-
Disclosure of credit risk exposure [line items]
Financial assets	1,834	2,500
Other interest-bearing securities except loans
Disclosure of credit risk exposure [line items]
Financial assets	43,237	52,843
Other interest-bearing securities except loans | AAA
Disclosure of credit risk exposure [line items]
Financial assets	22,989	31,758
Other interest-bearing securities except loans | AA+ to A-
Disclosure of credit risk exposure [line items]
Financial assets	19,573	20,527
Other interest-bearing securities except loans | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Financial assets	676	558
Loans in the form of interest-bearing securities
Disclosure of credit risk exposure [line items]
Financial assets	47,485	48,726
Loans in the form of interest-bearing securities | AAA
Disclosure of credit risk exposure [line items]
Financial assets		600
Loans in the form of interest-bearing securities | AA+ to A-
Disclosure of credit risk exposure [line items]
Financial assets	16,715	18,329
Loans in the form of interest-bearing securities | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Financial assets	30,770	28,997
Loans in the form of interest-bearing securities | BB+ to B-
Disclosure of credit risk exposure [line items]
Financial assets		800
Loans to credit institutions
Disclosure of credit risk exposure [line items]
Financial assets	22,939	13,529
Loans to credit institutions | AAA
Disclosure of credit risk exposure [line items]
Financial assets	11,169	4,730
Loans to credit institutions | AA+ to A-
Disclosure of credit risk exposure [line items]
Financial assets	10,433	7,566
Loans to credit institutions | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Financial assets	1,143	1,219
Loans to credit institutions | BB+ to B-
Disclosure of credit risk exposure [line items]
Financial assets	195	14
Loans to the public
Disclosure of credit risk exposure [line items]
Financial assets	200,216	224,354
Loans to the public | AAA
Disclosure of credit risk exposure [line items]
Financial assets	97,626	120,840
Loans to the public | AA+ to A-
Disclosure of credit risk exposure [line items]
Financial assets	18,567	21,292
Loans to the public | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Financial assets	47,313	44,737
Loans to the public | BB+ to B-
Disclosure of credit risk exposure [line items]
Financial assets	34,229	36,586
Loans to the public | CCC to D
Disclosure of credit risk exposure [line items]
Financial assets	2,481	899
Derivatives
Disclosure of credit risk exposure [line items]
Financial assets	6,721	10,643
Derivatives | AA+ to A-
Disclosure of credit risk exposure [line items]
Financial assets	6,700	10,625
Derivatives | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Financial assets	0	18
Derivatives | BB+ to B-
Disclosure of credit risk exposure [line items]
Financial assets	kr 20
Shares
Disclosure of credit risk exposure [line items]
Financial assets		20
Shares | CCC to D
Disclosure of credit risk exposure [line items]
Financial assets		kr 20